INVESTMENTS (Tables)	12 Months Ended
Oct. 31, 2014
Investments Schedule [Abstract]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Table Text Block]
Investment in Videocon
Fair Value as of October 31, 2012	$4,728,367
Reversal of unrealized loss as of October 31,2012	653,684
Other than temporary impairment	(1,184,710)
Fair Value as of October 31, 2013	4,197,341
Other than temporary impairment	(62,825)
Fair value of Videocon GDRs on date of disposition	(4,134,516)
Fair Value as of October 31, 2014	$-0-